Other Expense (Income), Net (Tables)	12 Months Ended
Jun. 30, 2013
Other (Income) Expense, Net [Abstract]
Other (income) expense, net
Other expense (income), net, consists of the following:

Year Ended June 30,	2013	2012	2011
Unrealized (gain) loss on assets held in rabbi trust for a non-qualified deferred compensation plan	$(1,280)	$36	$(2,016)
Benefit from payouts on corporate-owned life insurance policies	—	—	(1,722)
Foreign currency transaction (gains) losses	(143)	1,592	(541)
Loss on cross-currency swap	—	—	368
Other, net	(8)	(50)	118
Total other expense (income), net	$(1,431)	$1,578	$(3,793)